Description of the Plan - Additional Information (Details) - EBP 003		12 Months Ended
	Dec. 16, 2024 Chapter	Dec. 31, 2025 USD ($) Chapter	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Percentage of before-tax contributions of eligible compensation		1.00%
Employee's annual before-tax contribution limitation amount | $		$ 23,500	$ 23,000
Employee benefit plan, IBEW chapter	77
Employer non-elective contribution of eligible compensation	5.00%
Vesting percentage		100.00%
Employee benefit plan, employer contribution, participant compensation matched, vesting percentage		100.00%
Employee benefit plan, non-elective employer contribution, participant compensation matched, vesting percentage		100.00%
Employee benefit plan notes receivable from participants interest rate of prime rate plus percentage		1.00%
Employee benefit plan contribution vesting description		Participant contributions are 100% vested at all times. Participants vest 100% in the Company matching contribution after one year of service or upon death, disability or reaching normal retirement age. Participants vest 100% in the non-elective employer contribution after three years of service or upon death, disability or reaching normal retirement age.
Employee benefit plan, notes receivable from participant, minimum loan, amount | $		$ 1,000
Employee benefit plan, notes receivable from participant, account, maximum borrowing, amount | $		$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Employee benefit plan, notes receivable from participants general loan		5 years
Employee benefit plan, notes receivable from participants primary residence loan term		10 years
Employee benefit plan participant loan maturity year		2034
Employee benefit plan, unused forfeited balances | $		$ 86,951	296,568
Employee benefit plan forfeited balance used to reduce Company contribution | $		$ 165,027	$ 1,752
Plan Participants Hired Prior to April 1, 2022
EBP, Description of Plan [Line Items]
Percentage of participants contribution		3.00%
Plan Participants Hired on or After April 1, 2022
EBP, Description of Plan [Line Items]
Percentage of participants contribution		6.00%
75% Employee Contributions
EBP, Description of Plan [Line Items]
Matching contribution percentage		75.00%
Percentage on employee eligible compensation		6.00%
Employees Hired Prior to January 1, 2006
EBP, Description of Plan [Line Items]
Employee benefit plan, IBEW chapter		659
Employees Hired Prior to January 1, 2011
EBP, Description of Plan [Line Items]
Employee benefit plan, IBEW chapter		77
Employees Hired on or After January 1, 2006
EBP, Description of Plan [Line Items]
Employee benefit plan, IBEW chapter		659
Employees Hired on or After January 1, 2011
EBP, Description of Plan [Line Items]
Employee benefit plan, IBEW chapter		77
100% Employee Contributions
EBP, Description of Plan [Line Items]
Matching contribution percentage		100.00%
Percentage on employee eligible compensation		6.00%
Employees Hired on or After January 1, 2014
EBP, Description of Plan [Line Items]
Employee benefit plan, IBEW chapter		77
Employees Hired on or After April 1, 2014
EBP, Description of Plan [Line Items]
Employee benefit plan, IBEW chapter		659
Employees Hired on or after April 1, 2017
EBP, Description of Plan [Line Items]
Employee benefit plan, IBEW chapter		77
Members Hired on or After January 1, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, IBEW chapter		77
Employer non-elective contribution of eligible compensation		5.00%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, interest rate		4.25%
Employee benefit plan participant consent required for vested interest distribution | $		$ 1,000
Minimum | Plan Participants Hired Prior to April 1, 2022
EBP, Description of Plan [Line Items]
Percentage of increase in plan participants contribution per year		1.00%
Minimum | Plan Participants Hired on or After April 1, 2022
EBP, Description of Plan [Line Items]
Percentage of increase in plan participants contribution per year		1.00%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, interest rate		9.50%
Employee benefit plan vested interest distribution period		3 years
Employee benefit plan vested interest distribution monthly installments period		15 years
Employee benefit plan vested interest distribution lump-sum payment | $		$ 1,000
Maximum | Plan Participants Hired Prior to April 1, 2022
EBP, Description of Plan [Line Items]
Percentage of increase in plan participants contribution per year		15.00%
Maximum | Plan Participants Hired on or After April 1, 2022
EBP, Description of Plan [Line Items]
Percentage of increase in plan participants contribution per year		15.00%